Annual Total Returns - FIMMFunds-Class3ComboPRO - FIMMFunds-Class3ComboPRO - Fidelity Investments Money Market Treasury Only Portfolio - Fidelity Investments Money Market Treasury Only Portfolio - Class III
May 30, 2023
Bar Chart Table:
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.01%
Annual Return 2017	0.46%
Annual Return 2018	1.46%
Annual Return 2019	1.79%
Annual Return 2020	0.26%
Annual Return 2021	0.01%
Annual Return 2022	1.24%